SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Numerator:
Net earnings attributable to controlling interest	$ 132,589	$ 167,241	$ 203,118	$ 189,703	$ 137,906	$ 121,041	$ 173,382	$ 103,311	$ 692,651	$ 535,640	$ 246,778
Adjustment for earnings allocated to non-vested restricted common stock									(27,488)	(17,342)	(6,903)
Net earnings for calculating EPS									$ 665,163	$ 518,298	$ 239,875
Denominator:
Weighted average shares outstanding (in shares)									62,667	62,209	61,632
Adjustment for non-vested restricted common stock (in shares)									(2,487)	(2,014)	(1,724)
Shares for calculating basic EPS (in shares)									60,180	60,195	59,908
Effect of dilutive restricted common stock (in shares)									473	159	20
Shares for calculating diluted EPS (in shares)									60,653	60,354	59,928
Net earnings per share
Basic (USD per share)	$ 2.12	$ 2.68	$ 3.24	$ 3.01	$ 2.21	$ 1.94	$ 2.79	$ 1.67	$ 11.05	$ 8.61	$ 4.00
Diluted (USD per share)	$ 2.10	$ 2.66	$ 3.23	$ 3.00	$ 2.21	$ 1.94	$ 2.78	$ 1.67	$ 10.97	$ 8.59	$ 4.00